UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 1, 2007 to August 1, 2007

Commission File Number of issuing entity: 333-139693-03

Lehman XS Trust 2007-14H
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-139693

Structured Asset Securities Corporation
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

745 Seventh Avenue New York, New York	10019
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 526-7000
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
A1-1	☐	☐	☒	________
A1-2	☐	☐	☒	________
A2-1-1	☐	☐	☒	________
A2-1-2	☐	☐	☒	________
A2-2	☐	☐	☒	________
A3	☐	☐	☒	________
A4	☐	☐	☒	________
AIO	☐	☐	☒	________
M1	☐	☐	☒	________
M2	☐	☐	☒	________
M3	☐	☐	☒	________
M4	☐	☐	☒	________
M5	☐	☐	☒	________
M6	☐	☐	☒	________
M7	☐	☐	☒	________
M8	☐	☐	☒	________
M9	☐	☐	☒	________
M10	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
See Exhibit 99.1

PART II - OTHER INFORMATION
Item 3. Sales of Securities and Use of Proceeds
    On June 30, 2007, the following classes of securities in the following amounts were sold by the registrant in private placements in reliance on Section 4(2) of the Securities Act of 1933 (the “Securities Act”) to certain qualified institutional buyers (as defined in Rule 144A of the Securities Act) or to certain accredited investors (as defined in the Securities Act:

Class	Initial Principal Balance
Class P	N/A - Prepayment Penalty Amounts
Class X	N/A - Economic Residual Excess Cash Flow
Class LT-R	N/A - Non-Economic Tax Residual
Class R	$27,130,465.93

    The net proceeds from the sale of these certificates were applied by the registrant to the purchase of the mortgages loans constituting the pool assets.

Item 7.  Significant Enhancement Provider Information
The unaudited consolidated balance sheets as of June 30, 2007 and December 31, 2006, for the six month period and one year period ended June 30, 2007 and December 31, 2006, respectively, the related unaudited consolidated statements of operations as of June 30, 2007 and June 30, 2006, for the three month period and six month period ended June 30, 2007 and June 30, 2006, respectively, the related unaudited consolidated statements of stockholder's equity and the unaudited consolidated statements of cashflows, each as of June 30, 2007 and June 30, 2006, for the six month periods ended June 30, 2007 and June 30, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries, are incorporated herein by reference from Exhibit 99.05 of the Quarterly Report on Form 10-Q of Ambac Financial Group, Inc., as filed with the Commission on August 9, 2007.

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1  Distribution Statement

Exhibit 99.2  Copy of the unaudited consolidated balance sheets as of June 30, 2007 and December 31, 2006, for the six month period and one year period ended June 30, 2007 and December 31, 2006, respectively, the related unaudited consolidated statements of operations as of June 30, 2007 and June 30, 2006, for the three month period and six month period ended June 30, 2007 and June 30, 2006, respectively, the related unaudited consolidated statements of stockholder's equity and the unaudited consolidated statements of cashflows, each as of June 30, 2007 and June 30, 2006, for the six month periods ended June 30, 2007 and June 30, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries (incorporated herein by reference from Exhibit 99.05 of the Quarterly Report on Form 10-Q of Ambac Financial Group, Inc., as filed with the Commission on August 9, 2007).

(b) See (a) above.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Lehman XS Trust 2007-14H
(Issuing Entity)

Aurora Loan Services LLC
(Master Servicer)

Date:	September 5, 2007	/s/ E. Todd Whittemore
(Signature)
E. Todd Whittemore
Executive Vice President

EXHIBIT INDEX

EXHIBIT DESCRIPTION

Exhibit 99.1  Distribution Statement

Exhibit 99.2  Copy of the unaudited consolidated balance sheets as of June 30, 2007 and December 31, 2006, for the six month period and one year period ended June 30, 2007 and December 31, 2006, respectively, the related unaudited consolidated statements of operations as of June 30, 2007 and June 30, 2006, for the three month period and six month period ended June 30, 2007 and June 30, 2006, respectively, the related unaudited consolidated statements of stockholder's equity and the unaudited consolidated statements of cashflows, each as of June 30, 2007 and June 30, 2006, for the six month periods ended June 30, 2007 and June 30, 2006, respectively, of all of Ambac Assurance Corporation and Subsidiaries (incorporated herein by reference from Exhibit 99.05 of the Quarterly Report on Form 10-Q of Ambac Financial Group, Inc., as filed with the Commission on August 9, 2007).